UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 42.4%
Federal Home Loan Mortgage Corporation - 7.7%
221,194	4.00	7/1/25	227,417
1,187,218	5.00	5/1/42	1,273,805
1,240,098	5.00	9/1/43	1,343,505
55,393	5.82	10/1/37	60,087
789,584	6.50	11/1/27	878,978
567,716	6.50	12/1/34	629,457
2,282,584	6.50	11/1/35	2,541,010
861,614	6.50	11/1/37	959,162
974,959	6.50	11/1/38	1,085,341
260,390	6.88	2/17/31	286,858
70,951	7.00	8/1/27	73,191
26,382	7.00	10/1/27	26,495
1,145,343	7.00	4/1/28	1,229,896
8,729,827	7.00	12/1/31	9,556,570
1,079,376	7.00	2/1/37	1,218,681
7,089,129	7.00	10/1/37	8,057,519
641,389	7.00	7/1/38	712,112
608,301	7.00	8/1/38	680,129
3,214,255	7.00	10/1/38	3,631,636
757,471	7.00	1/1/39	839,597
93,260	7.38	12/17/24	98,383
115,797	7.50	1/1/31	119,821
446,476	7.50	1/1/32	497,759
398,874	7.50	8/1/32	425,247
61,687	7.50	10/1/38	65,659
13,797	7.95	10/1/25	13,829
17,340	7.95	11/1/25	17,380
80,949	8.00	5/1/31	86,474
77,820	8.00	11/1/36	87,939
182,486	8.00	1/1/37	210,439
266,908	8.50	12/1/21	280,854
208,852	8.50	6/20/27	236,896
46,193	8.50	12/1/29	49,857
116,678	8.50	3/1/31	131,804
17,399	9.00	11/1/25	17,774
54,630	9.00	3/20/27	54,900
173,772	9.00	2/17/31	173,756
149,646	9.00	5/1/31	164,734
44,903	9.50	12/17/21	44,719
7,911	10.00	9/1/20	7,955
17,384	10.00	3/1/21	17,502
63,375	10.00	3/17/25	63,288
15,929	10.00	3/25/25	15,918
48,450	10.00	7/1/30	50,769
8,507	10.50	6/1/19	8,559
2,486	11.00	8/25/20	2,504

			38,256,165

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 20.6%
96	3.21	3/1/19	[1]	93
5,827,625	4.50	4/1/48		6,174,247
867,509	5.50	12/1/32		915,778
423,695	5.50	6/1/33		446,329
153,579	5.61	11/1/22		153,504
3,199,012	5.65	10/1/48		3,413,545
961,241	5.93	5/1/35		1,003,446
2,851,238	5.96	6/1/28		3,221,688
816,654	6.00	11/1/34		900,253
310,700	6.00	5/1/37		341,839
100,593	6.00	9/1/37		106,158
262,955	6.00	11/1/37		273,064
2,505,143	6.00	4/1/38		2,756,451
2,781,454	6.00	3/1/41		3,067,110
8,598,574	6.00	5/1/41		9,480,205
2,689,356	6.08	11/1/43		2,936,922
19,023	6.50	1/1/22		19,476
2,312,625	6.50	2/1/29		2,549,224
385,340	6.50	3/1/29		407,731
5,609,330	6.50	12/1/30		6,199,087
424,442	6.50	6/1/31		466,324
66,766	6.50	8/1/34		71,520
1,114,487	6.50	10/1/36		1,266,180
1,146,101	6.50	12/1/36		1,263,356
317,209	6.50	1/1/39		332,770
6,054,087	6.50	4/1/39		6,759,470
4,306,123	6.50	6/1/40		4,796,413
2,063,608	6.50	9/1/40		2,329,993
1,418,331	6.75	6/1/32		1,587,453
38,437	1 Mo. Libor + 2.28, 6.95%	8/1/21	[1]	37,539
1,408,088	6.96	6/1/40		1,538,712
104,100	7.00	9/1/21		106,211
126,119	7.00	3/1/22		130,859
179,168	7.00	6/1/22		186,169
64,783	7.00	1/1/24		67,691
41,338	7.00	2/1/26		43,196
92,655	7.00	9/1/27		97,002
47,879	7.00	10/1/27		50,818
220,932	7.00	11/1/27		240,022
42,620	7.00	1/1/28		45,202
46,757	7.00	10/1/32		50,357
5,596,447	7.00	12/1/32		6,315,557
106,510	7.00	7/1/33		115,541
3,300,634	7.00	12/1/33		3,706,842
139,943	7.00	7/1/34		156,118
690,423	7.00	3/1/37		788,568
1,194,982	7.00	10/1/37		1,358,551
40,277	7.00	12/1/37		42,951
782,503	7.00	11/1/38		899,447
8,650,589	7.00	3/1/39		9,878,750
1,002,438	7.00	5/1/39		1,126,706
2,061,165	7.00	1/1/40		2,321,637

See accompanying notes to schedule of investments.

JUNE 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

754,817	7.00	9/1/47	820,954
43,100	7.50	6/1/22	44,640
25,337	7.50	8/1/22	25,854
38,655	7.50	12/1/22	39,705
41,661	7.50	3/1/23	42,219
205,108	7.50	4/1/32	223,454
10,888	7.50	8/1/32	11,075
109,671	7.50	1/1/34	116,359
1,201,503	7.50	10/1/37	1,389,772
2,175,029	7.50	11/1/38	2,455,897
26,005	7.60	7/20/30	26,259
81,566	8.00	10/1/23	84,418
300,768	8.00	6/1/25	320,379
9,018	8.00	7/20/28	9,099
120,461	8.00	2/1/31	136,004
100,924	8.00	1/1/32	110,791
439,131	8.00	11/1/37	499,374
372,465	8.00	3/1/38	434,237
131,099	8.10	11/15/31	144,949
11,501	8.33	7/15/20	11,748
107,196	8.50	11/1/26	116,632
117,796	8.50	3/1/28	129,509
81,256	8.50	10/1/28	92,450
42,507	8.50	11/1/28	47,072
239,433	8.50	4/1/29	265,168
51,506	8.50	10/1/29	52,003
136,357	8.50	7/1/30	153,797
78,593	8.50	8/1/30	93,056
285,837	8.50	4/1/32	338,546
363,931	8.50	1/1/37	413,817
27,444	9.00	9/1/24	27,744
16,068	9.00	6/15/25	16,373
57,764	9.00	6/1/30	63,048
50,920	9.00	7/1/30	52,964
37,534	9.00	10/1/30	41,208
180,336	9.00	2/1/31	204,493
22,627	9.00	7/1/31	22,684
72,786	9.00	10/1/31	84,025
82,211	9.00	8/1/37	90,572
24,288	9.00	1/1/38	24,499
189,519	9.00	2/1/38	208,608
31,331	9.02	5/15/28	32,004
31,491	9.19	8/20/25	32,103
11,037	9.24	3/15/22	11,177
21,982	9.50	3/1/20	22,484
26,433	9.50	7/1/20	27,311
696	9.50	12/15/20	704
1,711	9.50	4/15/21	1,778
26,295	9.50	8/1/24	26,621
9,944	9.50	5/1/27	9,949
181,117	9.50	5/1/29	206,843
44,765	9.50	4/1/30	50,319
173,783	9.50	8/1/31	195,753

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,253	10.00	8/15/20	2,280
55,193	10.00	2/1/28	61,110
167,645	10.00	6/1/30	190,309
6,439	10.50	6/1/28	6,505
875	10.94	7/15/20	884

			102,907,664

Government National Mortgage Association - 13.0%
307,031	4.00	12/15/24	317,528
750,902	4.00	10/20/30	776,213
11,642,472	4.00	8/20/31	12,033,922
1,020,486	4.00	12/20/31	1,054,939
996,129	4.25	10/20/31	1,039,209
535,823	4.25	3/20/37	559,120
2,599,413	4.75	9/20/31	2,763,191
100,817	5.50	9/15/25	108,187
1,378,312	5.50	5/15/29	1,479,011
3,137,729	5.75	2/15/29	3,401,920
1,016,325	5.75	10/20/31	1,106,321
686,409	6.00	9/15/33	754,567
2,268,090	6.00	12/15/40	2,479,365
619,682	6.00	2/20/47	671,361
6,104,025	6.00	7/20/47	6,609,018
92,952	6.25	12/15/23	102,346
992,373	6.25	4/15/29	1,092,814
205,405	6.50	11/15/23	216,104
374,212	6.50	4/15/24	393,013
1,185,173	6.50	2/20/28	1,324,433
671,904	6.50	2/20/29	719,360
1,334,730	6.50	11/20/29	1,491,588
4,277,015	6.50	2/15/35	4,780,377
53,932	6.50	12/20/38	55,625
397,481	6.50	1/20/39	442,685
294,965	6.50	2/20/39	330,799
505,326	6.50	4/20/39	556,960
738,885	6.50	6/20/39	821,283
956,803	6.50	8/20/39	1,057,307
624,664	6.50	4/20/43	692,935
6,836,289	7.00	8/15/29	7,670,932
7,079,943	7.00	10/15/29	7,966,401

			64,868,834

Small Business Administration - 1.1%
1,522,540	5.33	8/25/36	1,586,533
3,633,666	5.33	9/25/36	3,778,162

			5,364,695

Total Mortgage Pass-Through Securities (cost: $214,834,768)			211,397,358

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

U.S. Treasury / Federal Agency Securities - 1.4%
United States Treasury Strip Principal:
16,500,000	3.05	5/15/47	[6]	6,997,058

Total U.S. Treasury / Federal Agency Securities (cost: $6,877,304)

Collateralized Mortgage Obligations - 51.2%

Federal Home Loan Mortgage Corporation - 13.5%
717,506	5.00	2/15/23		747,150
721,948	5.55	5/15/38	[1]	766,881
2,136,684	5.57	7/25/32	[1]	2,235,087
8,348	6.00	9/15/21		8,593
1,658,085	6.00	1/15/33		1,868,432
3,293,166	6.00	9/15/42		3,664,948
45,456	6.25	5/15/29		48,587
26,602	6.50	12/15/21		26,761
210,092	6.50	9/15/23		222,746
77,823	6.50	3/15/24		82,886
24,944	6.50	2/15/30		27,774
497,462	6.50	8/15/31		557,024
427,641	6.50	1/15/32		477,956
99,427	6.50	3/15/32		110,390
536,436	6.50	6/25/32		585,201
25,186	6.50	7/15/32		27,476
7,355,816	6.50	5/15/33		8,151,629
1,315,828	6.50	5/15/35		1,471,747
703,281	6.50	8/15/39		788,947
773,486	6.50	2/25/43		874,988
720,647	6.50	3/25/43		799,198
867,253	6.50	7/25/43		976,244
665,316	6.50	9/25/43	[1]	745,600
745,251	6.50	10/25/43		855,315
6,138,683	6.50	8/15/45		7,134,114
28,506	6.70	9/15/23		30,456
217,161	6.95	3/15/28		235,823
87	7.00	12/15/20		87
5,506	7.00	3/15/21		5,604
42,422	7.00	10/15/22		44,759
12,515	7.00	11/15/22		13,136
445,803	7.00	3/25/23		467,815
18,334	7.00	4/15/23		19,449
77,582	7.00	7/15/23		82,316
119,177	7.00	1/15/24		127,459
98,847	7.00	3/15/24		105,352
126,879	7.00	8/15/25		137,144
117,932	7.00	9/15/26		128,167
181,523	7.00	6/15/29		200,110
1,575,214	7.00	8/15/29		1,666,806
536,812	7.00	10/20/29		603,882
1,206,695	7.00	11/15/29		1,257,565
2,869,738	7.00	12/15/29		2,966,417
159,776	7.00	1/15/30		178,217
343,433	7.00	10/15/30		386,869

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

193,139	7.00	7/15/31		214,741
151,368	7.00	4/15/32		166,272
822,759	7.00	5/15/32		922,085
4,432,006	7.00	8/15/41		4,807,987
2,575,222	7.00	2/25/43		2,999,273
488,184	7.00	3/25/43		543,458
1,068,195	7.00	7/25/43		1,226,755
2,095,364	7.00	9/25/43		2,405,503
42,068	7.50	10/15/21		43,923
140,644	7.50	7/15/22		147,907
197,966	7.50	3/15/23		210,831
696,194	7.50	4/15/23		743,778
84,691	7.50	9/20/26		94,318
393,484	7.50	3/15/28		439,929
478,847	7.50	9/15/29		541,424
203,028	7.50	12/15/29		225,707
291,760	7.50	6/15/30		331,287
307,326	7.50	8/15/30		341,426
523,983	7.50	9/15/30		599,309
148,182	7.50	11/15/30		166,732
3,567,372	7.50	6/15/34		4,106,710
1,362,921	7.50	8/25/42	[1]	1,593,812
543,935	7.50	9/25/43		621,819
58,620	8.00	7/15/21		59,735
787,350	8.00	2/15/23		841,352
59,275	8.00	4/25/24		63,701
179,092	8.00	2/15/27		201,976
196,022	8.00	11/20/29		223,588
273,856	8.00	1/15/30		314,387
14,257	8.25	6/15/22		15,304
40,097	8.30	11/15/20		41,854
19,434	8.50	10/15/22		20,099
154,764	8.50	3/15/25		173,232
39,837	8.50	3/15/32		44,563
670	9.15	10/15/20		693
9,545	9.50	2/15/20		9,645

				67,418,222

Federal National Mortgage Association - 24.3%
917,256	3.57	8/25/43	[1]	934,065
382,249	4.55	6/25/43		395,649
1,049,100	5.00	6/25/43		1,089,307
859,118	5.36	6/25/42		919,262
592,245	5.50	9/25/33		629,428
4,316,949	5.50	6/25/40		4,414,099
1,686,556	5.60	12/25/53	[1]	1,856,182
1,109,851	5.81	8/25/43		1,179,162
411,029	5.96	12/25/42	[1]	447,738
2,489,057	6.00	5/25/30		2,729,104
3,451,820	6.00	5/25/36		3,829,566
2,968,544	6.00	11/25/43		3,236,224
3,842,208	6.00	2/25/48		4,355,422
2,086,240	6.05	2/25/44		2,341,649
1,359,144	6.32	8/25/47	[1]	1,453,165

See accompanying notes to schedule of investments.

JUNE 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

357,861	6.50	8/20/28		378,976
193,903	6.50	3/25/32		206,603
307,264	6.50	6/25/32		343,637
24,212	6.50	7/25/34		24,161
381,072	6.50	7/25/36		430,807
158,898	6.50	9/25/36		172,000
334,247	6.50	3/25/42		367,570
2,130,251	6.50	5/25/42		2,339,747
6,350,951	6.50	7/25/42		7,041,535
269,438	6.50	9/25/42		297,695
963,525	6.50	11/25/42		1,056,498
5,184,182	6.50	7/25/44		5,707,445
579,767	6.57	9/25/37	[1]	619,981
423,117	6.70	2/25/45	[1]	476,457
4,713,431	6.75	6/25/32		5,293,326
756,254	6.75	4/25/37		825,634
117,134	6.85	12/18/27		128,318
559,649	6.96	8/25/37	[1]	583,177
3,298	7.00	1/25/21		3,390
12,834	7.00	7/25/22		13,432
26,984	7.00	11/25/22		28,413
48,002	7.00	12/25/22		51,261
5,836	7.00	6/25/23		6,142
910,657	7.00	4/25/24		965,016
284,761	7.00	9/18/27		311,507
5,253,042	7.00	5/25/31		5,913,384
409,408	7.00	9/25/40		470,789
642,887	7.00	10/25/41		711,527
387,841	7.00	11/25/41		440,422
2,341,073	7.00	12/25/41		2,648,909
831,521	7.00	1/25/42		931,553
1,214,437	7.00	7/25/42		1,364,532
2,124,578	7.00	10/25/42	[1]	2,293,129
2,393,619	7.00	2/25/44		2,674,344
160,739	7.00	8/25/44		181,525
1,114,430	7.30	7/25/37	[1]	1,049,037
49,170	7.50	8/20/27		54,562
318,561	7.50	10/25/40		353,732
893,866	7.50	11/25/40		989,042
342,666	7.50	2/25/41		387,900
948,331	7.50	6/19/41	[1]	1,059,071
2,039,229	7.50	7/25/41		2,321,419
1,404,905	7.50	8/25/41		1,598,930
4,140,747	7.50	10/25/41		4,828,381
348,430	7.50	11/25/41		397,772
680,759	7.50	1/25/42		774,326
2,572,589	7.50	2/25/42	[1]	2,793,688
4,288,283	7.50	5/25/42		4,944,191
513,254	7.50	6/25/42		593,037
4,035,792	7.50	8/25/42	[1]	4,669,375
1,498,141	7.50	2/25/44		1,718,402
969,907	7.50	3/25/44		1,070,331

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,042,464	7.50	5/25/44		1,201,709
70,650	7.50	10/25/44		79,813
6,512,328	7.50	1/25/48		7,471,588
69,982	8.00	7/25/22		74,517
37,228	8.00	7/18/27		41,538
637,149	8.00	7/25/44		719,688
921,926	8.04	11/25/37	[1]	1,057,217
319,260	8.16	11/25/37	[1]	366,528
67,207	8.19	10/25/42	[1]	80,875
21,049	8.50	1/25/21		21,408
14,190	8.50	9/25/21		14,823
19,872	8.50	1/25/25		21,803
749,002	8.50	6/25/30		864,616
6,526	8.70	12/25/19		6,702
1,084	8.75	9/25/20		1,133
9,383	8.95	10/25/20		9,815
2,197	9.00	7/25/19		2,215
4,984	9.00	12/25/19		5,121
718	9.00	3/25/20		744
23,199	9.00	5/25/20		24,151
1,873	9.00	6/25/20		1,947
1,377	9.00	7/25/20		1,432
4,951	9.00	9/25/20		5,196
5,938	9.00	10/25/20		6,213
75,304	9.00	1/25/21		79,253
13,724	9.00	8/25/22		14,989
95,741	9.00	11/25/28		107,008
522,115	9.00	6/25/30		622,371
91,635	9.00	10/25/30		108,837
2,722	9.25	1/25/20		2,779
216,972	9.33	6/25/32	[1]	242,757
142	9.50	12/25/18		142
7,404	9.50	3/25/20		7,704
1,045	9.50	4/25/20		1,083
9,659	9.50	11/25/20		10,146
112,220	9.50	11/25/31		128,752
315,436	9.50	12/25/41		371,218
16,625	9.60	3/25/20		17,242
1,553,215	10.60	9/25/42	[1]	1,946,830
511,382	11.08	6/25/44	[1]	573,657
26,960	22.67	3/25/39	[1]	36,296

				121,067,916

Government National Mortgage Association - 11.0%
500,000	5.50	9/20/39		573,715
3,842,442	5.53	11/20/45	[1]	4,176,766
8,124,536	5.66	4/20/40	[1]	8,992,667
1,228,748	5.99	11/20/43	[1]	1,334,089
2,964,947	6.00	11/20/33		3,229,258
1,160,267	6.00	6/20/43		1,258,850
1,514,928	6.00	2/20/46		1,687,691
3,051,626	6.13	1/20/39	[1]	3,431,593
1,449,681	6.15	10/20/40	[1]	1,604,506

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,765,963	6.28	12/20/40	[1]	3,063,900
3,928,374	6.28	12/20/42	[1]	4,459,550
1,630,780	6.50	7/20/32		1,755,689
3,618,637	6.51	6/20/41	[1]	4,051,191
1,189,676	6.56	7/20/39	[1]	1,341,043
530,545	6.66	4/20/39	[1]	602,474
870,114	6.66	9/20/44	[1]	983,787
170,668	6.86	3/16/41	[1]	181,536
1,833,395	6.92	8/20/40	[1]	2,097,026
1,211,933	6.98	6/20/45	[1]	1,366,075
266,323	7.00	6/20/26		266,775
689,265	7.00	5/20/42		774,727
454,627	7.14	12/20/33	[1]	514,039
2,375,028	7.29	8/20/38		2,723,838
67,795	7.50	5/16/27		67,731
3,114,796	7.50	7/20/44	[1]	3,511,089
22,458	8.50	2/20/32		26,461
949,631	9.00	3/16/30		949,479

				55,025,545

Vendee Mortgage Trust - 2.4%
2,886,987	6.50	8/15/31		3,222,594
1,352,367	6.50	10/15/31		1,506,723
1,185,032	6.75	2/15/26		1,299,455
1,862,129	6.95	3/15/25	[1]	2,076,565
1,245,171	7.00	3/15/28		1,380,491
232,320	7.25	9/15/22		238,405
450,172	7.25	9/15/25		495,462
358,605	7.75	5/15/22		379,938
616,457	7.75	9/15/24		668,084
211,328	8.00	2/15/25		235,430
123,239	8.29	12/15/26		137,753

				11,640,900

Total Collateralized Mortgage Obligations (cost: $258,234,232)				255,152,583

Asset-Backed Securities - 2.1%

Federal Home Loan Mortgage Corporation - 0.3%
888	6.09	9/25/29	[1]	871
1,503,711	7.16	7/25/29		1,629,711

				1,630,582

Federal National Mortgage Association - 0.5%
18,475	1 Mo. Libor + 0.34, 2.43%	11/25/32	[1]	18,087
566,833	4.71	9/26/33	[14]	604,171
185,549	5.00	10/25/33	[14]	188,490
1,242,515	5.75	2/25/33	[14]	1,281,488
5,008	6.47	10/25/31	[14]	4,960
27,045	6.50	5/25/32	[14]	27,428
280,260	6.59	10/25/31	[14]	294,540

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,708	6.83	7/25/31	[14]	1,692
9,424	7.80	6/25/26	[1]	10,469

				2,431,325

Small Business Administration - 1.3%
2,656,448	5.87	7/1/28		2,803,958
2,342,809	6.02	8/1/28		2,490,590
353,275	7.13	10/1/20		359,183
373,812	7.33	8/1/20		380,703
255,255	8.03	5/1/20		261,478

				6,295,912

Total Asset-Backed Securities (cost: $10,425,823)				10,357,819

Put Options Purchased [10,19] - 0.1% (cost: $903,634)				641,156

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.1%
5,632,397	Fidelity Inst. Money Mkt. Gvt. Fund, 1.77%			5,632,397

(cost: $5,632,397)

Total Investments in Securities - 98.3% (cost: $496,908,158)				490,178,371

Call Options Written [10,19] - (0.1%)
(premiums received: $398,602)				(502,703)

Other Assets and Liabilities, net - 1.8%				9,005,982

Total Net Assets - 100.0%				$498,681,650

[1]	Variable rate security. Rate disclosed is as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $7,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2018.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2018.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

JUNE 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit U.S. Government Securities Fund (Continued)

(19)	Options outstanding as of June 30, 2018 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	977	114.00	August 2018	Societe Generale	111,378,000	903,634	641,156
Call Options Written - U.S. Treasury Futures:
2-Year	(151)	105.38	July 2018	Societe Generale	31,824,760	(138,700)	(162,797)
5-Year	(298)	112.50	July 2018	Societe Generale	33,525,000	(259,902)	(339,906)

						(398,602)	(502,703)

A summary of the levels for the Fund’s investments as of June 30, 2018 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	211,397,358	—	211,397,358
U.S. Treasury / Federal Agency Securities	—	6,997,058	—	6,997,058
Collateralized Mortgage Obligations	—	255,152,583	—	255,152,583
Asset-Backed Securities	—	10,357,819	—	10,357,819
Put Options Purchased	641,156	—	—	641,156
Short-Term Securities	5,632,397	—	—	5,632,397

	6,273,553	483,904,818	—	490,178,371
Liabilities
Call Options Written	(502,703)	—	—	(502,703)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

6

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Fund used Treasury option contracts traded on a U.S. exchange. Risks of entering into option contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the three months ended June 30, 2018, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$769,395	—	$159,770,250
Written call options	—	$669,988	182,658,005

The number of open option contracts outstanding as of June 30, 2018 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2018

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$641,156	—
Written call options	—	$502,703

7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018 (Continued)

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2018 is included with the Fund’s schedule of investments.

At June 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities - Investments	$4,145,631	($10,875,418)	($6,729,787)	$496,908,158

JUNE 30, 2018	8

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: July 25, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date: July 25, 2018